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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10381

Registrant Name:	PIMCO New York Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2011

Date of Reporting Period:	July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO New York Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—85.0%
$1,600	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	$1,363,072
	Liberty Dev. Corp. Rev.,
1,000	6.375%, 7/15/49	NR/BBB-	1,045,700
	Goldman Sachs Headquarters,
120	5.25%, 10/1/35	A1/A	123,043
11,290	5.25%, 10/1/35 (c)	A1/A	11,576,314
1,925	5.50%, 10/1/37	A1/A	2,037,382
	Long Island Power Auth. Rev., Ser. A,
750	5.00%, 9/1/34 (AMBAC)	A3/A-	765,195
2,300	5.75%, 4/1/39	A3/A-	2,526,619
	Metropolitan Transportation Auth. Rev.,
7,150	5.00%, 7/1/30, Ser. A (AMBAC)	Aa3/AA-	7,311,519
1,375	5.125%, 1/1/29, Ser. A	Aa3/AA-	1,414,834
2,000	5.25%, 11/15/31, Ser. E	A2/A	2,056,480
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,602,640
5	New York City, GO, 5.25%, 6/1/28, Ser. J	Aa2/AA	5,228
	New York City Industrial Dev. Agcy. Rev.,
1,000	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	896,120
900	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	Aa3/AAA	1,003,464
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	NR/BB+	1,444,661
3,200	Yankee Stadium, 7.00%, 3/1/49 (AGC)	Aa3/AAA	3,709,472
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
5,105	4.75%, 6/15/31, Ser. A (FGIC-NPFGC)	Aa1/AAA	5,106,736
3,000	5.00%, 6/15/32, Ser. A	Aa1/AAA	3,059,220
2,500	5.00%, 6/15/40, Ser. FF-2	Aa2/AA+	2,633,375
5,000	5.125%, 6/15/33, Ser. C	Aa1/AAA	5,139,800
5,000	5.25%, 6/15/25, Ser. D	Aa1/AAA	5,175,200
5,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (c)	Aa2/AA+	5,081,700
	New York City Transitional Finance Auth. Rev.,
15	4.75%, 11/1/23, Ser. B	Aaa/AAA	15,114
5,000	5.25%, 1/15/39, Ser. S-3	Aa3/AA-	5,347,950
300	New York City Trust for Cultural Res. Rev., Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	321,231
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/A	1,009,510
	Port Auth. of New York & New Jersey Rev., Ser. 132,
2,000	5.00%, 9/1/29	Aa2/AA-	2,108,860
4,300	5.00%, 9/1/38	Aa2/AA-	4,461,207
	State Dormitory Auth. Rev.,
3,850	Lenox Hill Hospital, 5.50%, 7/1/30	Ba1/NR	3,767,764
1,300	Mount Sinai School of Medicine, 5.125%, 7/1/39	A3/A-	1,319,916
1,500	New York Univ. Hospitals Center, 5.00%, 7/1/26, Ser. A	Baa2/BBB	1,522,140
300	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	Baa1/A-	311,784
4,995	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	WR/NR	4,995,000
2,900	Orange Regional Medical Center, 6.25%, 12/1/37	Ba1/NR	2,869,695
1,000	Pratt Institute, 5.125%, 7/1/39, Ser. C (AGC)	Aa3/NR	1,058,960
	Sloan-Kettering Center Memorial,
2,500	4.50%, 7/1/35, Ser. A-1	Aa2/AA	2,531,450
4,000	5.00%, 7/1/34, Ser. 1	Aa2/AA	4,075,640

PIMCO New York Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Teachers College,
$1,500	5.00%, 7/1/32 (NPFGC)	A1/NR	$1,520,085
1,800	5.50%, 3/1/39	A1/NR	1,899,306
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	WR/NR	1,287,826
2,000	State Environmental Facs. Corp. Rev., New York City Municipal Water Project, 5.125%, 6/15/31, Ser. D	Aaa/AAA	2,056,600
1,800	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (c)	NR/AAA	1,919,178
250	Suffolk Cnty. Industrial Dev. Agcy. Rev., New York Institute of Technology, 5.00%, 3/1/26	Baa2/BBB+	255,835
3,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (c)	Aa2/AA-	3,239,970
800	Troy Rev., Rensselaer Polytechnic Institute, 5.125%, 9/1/40, Ser. A	A3/A	814,784
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/27, Ser. C (AGM)	Aa3/AAA	3,038,445
400	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	NR/BBB+	422,384

	Total New York Municipal Bonds & Notes (cost—$112,449,891)		117,248,408

OTHER MUNICIPAL BONDS & NOTES—11.4%
	California—1.1%
1,500	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	1,549,440

	Louisiana—0.6%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	736,140

	Puerto Rico—9.4%
	Aqueduct & Sewer Auth. Rev., Ser. A,
3,100	6.00%, 7/1/38	Baa1/BBB-	3,273,352
1,000	6.00%, 7/1/44	Baa1/BBB-	1,048,640
1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	1,008,410
	Sales Tax Financing Corp. Rev.,
4,000	5.25%, 8/1/41, Ser. C	A1/A+	4,015,400
2,000	5.50%, 8/1/42, Ser. A	A1/A+	2,038,480
1,500	5.75%, 8/1/37, Ser. A	A1/A+	1,568,505

			12,952,787

	U. S. Virgin Islands—0.3%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	478,535

	Total Other Municipal Bonds & Notes (cost—$14,754,919)		15,716,902

OTHER VARIABLE RATE NOTES (a)—1.5%
	Puerto Rico—1.5%
2,500	Commonwealth of Puerto Rico, Public Improvements, GO, 3.236%, 7/1/19, Ser. A (AGC) (cost—$2,150,875)	Aa3/AAA	2,095,050

SHORT-TERM INVESTMENT (b)—2.1%
Corporate Notes—2.1%
	Financial Services—2.1%
2,900	American General Finance Corp., 4.625%, 9/1/10 (cost—$2,830,077)	B2/B	2,892,750

	Total Investments (cost—$132,185,762)—100.0%		$137,953,110

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.

(b)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(c)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
WR—Withdrawn Rating
Other Investments:
Open reverse repurchase agreements at July 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Bank of America	0.70%	7/9/10	8/10/10	$2,647,071	$2,645,888

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended July 31, 2010 was $2,622,199 at a weighted average interest rate of 0.68%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2010 was $2,892,750.
At July 31, 2010 the Fund held $128,230 in Mortgage Backed securities as collateral for open reverse repurchase agreements. Collateral in the form of securities will not be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at July 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/10

Investments in Securities — Assets
Municipal Bonds & Notes	—	$117,248,408	—	$117,248,408
Other Municipal Bonds & Notes	—	15,716,902	—	15,716,902
Other Variable Rate Notes	—	2,095,050	—	2,095,050
Short-Term Investment	—	2,892,750	—	2,892,750

Total Investments	—	$137,953,110	—	$137,953,110

There were no transfers into and out of Levels 1 and 2 during the three months ended July 31, 2010.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO New York Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 17, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 17, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 17, 2010